Income taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Beginning Balance	$ 0
Tax positions related to the current year:
Additions	0
Reductions	0
Incease Decrease related to the tax posiion current year	0
Tax positions related to prior years:
Additions	1,230
Reductions	0
Settlements	0
Lapses in statutes of limitations	0
Ending Balance	$ 1,230